UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: The Paramount Building, 18C
         139 North County Road
         Palm Beach, FL  33480

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     561-653-8335

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     Palm Beach, FL     January 14, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $101,077 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   COM              018490102     2851    44375 SH       SOLE                    44375        0        0
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106     2529    33609 SH       SOLE                    33609        0        0
AMGEN INC                      COM              031162100     1192    25665 SH       SOLE                    25665        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      583      123 SH       SOLE                      123        0        0
CELGENE CORP                   COM              151020104      323     7000 SH       SOLE                     7000        0        0
CHINA PETE & CHEM CORP         SPON ADR H SHS   16941R108     1601    10800 SH       SOLE                    10800        0        0
CORE LABORATORIES N V          COM              N22717107     6890    55240 SH       SOLE                    55240        0        0
CORNING INC                    COM              219350105      240    10000 SH       SOLE                    10000        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109     5268   146200 SH       SOLE                   146200        0        0
DEVON ENERGY CORP NEW          COM              25179M103      965    10850 SH       SOLE                    10850        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     3974    27987 SH       SOLE                    27987        0        0
EXXON MOBIL CORP               COM              30231G102      329     3508 SH       SOLE                     3508        0        0
GENERAL ELECTRIC CO            COM              369604103     1146    30925 SH       SOLE                    30925        0        0
GILEAD SCIENCES INC            COM              375558103     6470   140614 SH       SOLE                   140614        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      303     2800 SH       SOLE                     2800        0        0
JOHNSON & JOHNSON              COM              478160104    14163   212343 SH       SOLE                   212343        0        0
JP MORGAN CHASE & CO           COM              46625H100      410     9400 SH       SOLE                     9400        0        0
MICROSOFT CORP                 COM              594918104     1125    31591 SH       SOLE                    31591        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     5595    29600 SH       SOLE                    29600        0        0
ONLINE RES CORP                COM              68273G101      298    25000 SH       SOLE                    25000        0        0
ONYX PHARMACEUTICALS INC       COM              683399109     3854    69300 SH       SOLE                    69300        0        0
PFIZER INC                     COM              717081103      334    14697 SH       SOLE                    14697        0        0
PRICE T ROWE GROUP INC         COM              74144T108     5079    83425 SH       SOLE                    83425        0        0
QUALCOMM INC                   COM              747525103      675    17150 SH       SOLE                    17150        0        0
RESEARCH IN MOTION LTD         COM              760975102      204     1800 SH       SOLE                     1800        0        0
SCHERING PLOUGH CORP           COM              806605101     1698    63750 SH       SOLE                    63750        0        0
SCHLUMBERGER LTD               COM              806857108    16226   164945 SH       SOLE                   164945        0        0
ST JUDE MED INC                COM              790849103     1392    34250 SH       SOLE                    34250        0        0
SUNCOR ENERGY INC              COM              867229106     2066    19000 SH       SOLE                    19000        0        0
TRANSOCEAN INC NEW             SHS              G90073100     7569    52877 SH       SOLE                    52877        0        0
XTO ENERGY INC                 COM              98385X106     3788    73762 SH       SOLE                    73762        0        0
ZIMMER HLDGS INC               COM              98956P102     1937    29289 SH       SOLE                    29289        0        0